Employee Future Benefits - Schedule of Level 3 Changes in Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance, beginning of year	$ 3,468
Balance, end of year	3,743	$ 3,468
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance, beginning of year	282	256
Return on plan assets	(9)	28
Foreign currency translation	(1)	3
Purchases, sales and settlements	19	(5)
Balance, end of year	$ 291	$ 282